Consolidated Statements of Operations and Comprehensive Loss		12 Months Ended
		Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
OPERATING REVENUES
Total operating revenues		¥ 541,924,655	$ 75,388,773	¥ 585,365,937	¥ 682,292,979
COST OF REVENUES		(387,946,081)	(53,968,349)	(411,663,866)	(539,246,590)
GROSS PROFIT		153,978,574	21,420,424	173,702,071	143,046,389
OPERATING EXPENSES
Selling expenses		(2,300,186)	(319,986)	(3,562,585)	(5,932,506)
General and administrative expenses		(34,195,858)	(4,757,089)	(157,119,636)	(44,935,678)
Research and development expenses		(111,688,665)	(15,537,347)	(171,056,952)	(341,611,729)
(Provision) reversal of credit losses		1,126,192	156,668	(9,671,349)	(4,452,821)
Stock compensation expenses				(55,658,036)	(6,447,471)
Impairment loss for goodwill				(243,334,346)	(35,493,300)
Impairment loss for long-lived assets		(35,839,687)	(4,985,767)	(5,499,260)	(13,713,235)
Impairment loss from long-term investment		(157,429)	(21,900)	(144,863,324)
Change in fair value of warrant liability					832,355
Total operating expenses		(183,055,633)	(25,465,421)	(790,765,488)	(451,754,385)
(LOSS) INCOME FROM OPERATIONS		(29,077,059)	(4,044,997)	(617,063,417)	(308,707,996)
OTHER INCOME (EXPENSE)
Investment (loss) income		(34,496,902)	(4,798,968)	52,687,134	(88,267,543)
Income from unconsolidated subsidiary					1,826,318
Interest income		163,948,029	22,807,305	13,727,595	3,733,002
Finance expenses, net		(1,126,183)	(156,667)	(1,048,673)	(2,253,132)
Other income, net		10,650,942	1,481,685	1,182,719	3,889,022
Gain from disposal of subsidiary				37,621,786	8,952,752
Gain from disposal of equity interest					387,632
Total other (expense) income, net		138,975,886	19,333,355	104,170,561	(71,731,949)
(LOSS) INCOME BEFORE INCOME TAXES		109,898,827	15,288,358	(512,892,856)	(380,439,945)
BENEFIT OF (PROVISION FOR) INCOME TAXES
Current		(6,014,447)	(836,688)	(140,037)	(135,968)
Deferred		(547,502)	(76,165)	2,666,910	3,758,877
Income tax credit (expense)		(6,561,949)	(912,853)	2,526,873	3,622,909
NET (LOSS) INCOME		103,336,878	14,375,505	(510,365,983)	(376,817,036)
Less: Net (loss) income attributable to non-controlling interests		31,695,382	4,409,240	(89,175,621)	(19,085,943)
NET (LOSS) INCOME ATTRIBUTABLE TO WIMI HOLOGRAM CLOUD, INC.		71,641,496	9,966,265	(421,190,362)	(357,731,093)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment		(51,402,738)	(7,150,790)	66,887,988	41,795,213
COMPREHENSIVE (LOSS) INCOME		51,934,140	7,224,715	(443,477,995)	(335,021,823)
Less: Comprehensive (loss) income attributable to non-controlling interests		34,136,433	4,819,692	(89,329,744)	(24,694,512)
COMPREHENSIVE LOSS ATTRIBUTABLE TO WIMI HOLOGRAM CLOUD, INC.		¥ 17,797,707	$ 2,405,023	¥ (354,148,251)	¥ (310,327,311)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic (in Shares)	[1]	9,820,804	9,820,804	8,723,405	8,613,652
Diluted (in Shares)	[1]	9,820,804	9,820,804	8,723,405	8,613,652
(LOSS) EARNINGS PER SHARE
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ 7.29	$ 1.01	¥ (48.28)	¥ (41.53)
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ 7.29	$ 1.01	¥ (48.28)	¥ (41.53)
Services
OPERATING REVENUES
Total operating revenues		¥ 541,924,655	$ 75,388,773	¥ 571,842,123	¥ 481,679,377
Products
OPERATING REVENUES
Total operating revenues				¥ 13,523,814	¥ 200,613,602

[1]	The shares amounts are presented on a retroactive basis to reflect the 20-to-1 ordinary share consolidation effected on April 14, 2025 (See Note 18).